SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION
SEGMENTED INFORMATION

SEGMENTED INFORMATION

Quebecor Media Inc. (“Quebecor Media” or the “Corporation”) is incorporated under the laws of Québec and, since June 22, 2018, is a wholly owned subsidiary of Quebecor Inc. (“Quebecor” or the “parent corporation”). Unless the context otherwise requires, Quebecor Media or the Corporation refer to Quebecor Media Inc. and its subsidiaries. The Corporation’s head office and registered office is located at 612 rue Saint‑Jacques, Montréal (Québec), Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

	% voting	% equity

Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

The Corporation operates, through its subsidiaries, in the following industry segments: Telecommunications, Media, and Sports and Entertainment. The Telecommunications segment offers television distribution, Internet access, business solutions, cable and mobile telephony and over-the-top video services in Canada and is engaged in the rental of movies, televisual products and video games through its video-on-demand service and video rental stores. The operations of the Media segment in Québec include the operation of an over-the-air television network and specialty television services, the operation of soundstage and equipment leasing and post-production services for the film and television industries, the printing, publishing and distribution of daily newspapers, the operation of Internet portals and specialized Web sites, the publishing and distribution of magazines, the distribution of movies, and the operation of an out-of-home advertising business. The activities of the Sports and Entertainment segment in Québec encompass the operation and management of the Videotron Centre in Québec City, show production, sporting and cultural events management, the publishing and distribution of books, the distribution and production of music, and the operation of two Quebec Major Junior Hockey League teams.

These segments are managed separately since they all require specific market strategies. The accounting policies of each segment are the same as the accounting policies used for the consolidated financial statements. Segment income includes income from sales to third parties and inter segment sales. Transactions between segments are measured at exchange amounts between the parties.

			Sports
			and	Head Office
	Telecommunications	Media	Entertainment	and Intersegments	Total
					2018

Revenues	$3,382.0	$728.6	$182.1	$(111.7)	$4,181.0

Employee costs	387.1	234.4	38.8	36.3	696.6
Purchase of goods and services	1,317.9	438.9	138.3	(143.1)	1,752.0
Adjusted EBITDA[1]	1,677.0	55.3	5.0	(4.9)	1,732.4

Depreciation and amortization					717.9
Financial expenses					280.5
Loss on valuation and translation of financial instruments					0.9
Restructuring of operations, litigation and other items					29.8
Income before income taxes					$703.3

Additions to property, plant and equipment	$516.7	$28.7	$1.5	$5.8	$552.7
Additions to intangible assets	190.2	4.8	3.5	(1.1)	197.4

			Sports
			and	Head Office
	Telecommunications	Media	Entertainment	and Intersegments	Total
					2017
					(restated,
					note 1(b))
Revenues	$3,287.8	$769.9	$181.3	$(113.9)	$4,125.1

Employee costs	388.8	232.0	37.6	47.8	706.2
Purchase of goods and services	1,341.2	468.6	137.5	(147.6)	1,799.7
Adjusted EBITDA[1]	1,557.8	69.3	6.2	(14.1)	1,619.2

Depreciation and amortization					705.3
Financial expenses					281.8
Loss on valuation and translation of financial instruments					2.4
Restructuring of operations, litigation and other items					17.2
Gain on sale of spectrum licences					(330.9)
Impairment of goodwill and intangible assets					43.8
Loss on debt refinancing					15.6
Income before income taxes					$884.0

Additions to property, plant and equipment	$570.9	$29.4	$1.3	$0.2	$601.8
Additions to intangible assets	132.3	3.3	4.3	2.0	141.9

			Sports
			and	Head Office
	Telecommunications	Media	Entertainment	and Intersegments	Total
					2016
					(restated,
					note 1(b))
Revenues	$3,192.3	$789.2	$185.0	$(109.4)	$4,057.1

Employee costs	379.7	242.4	38.3	47.5	707.9
Purchase of goods and services	1,301.7	492.9	144.4	(149.1)	1,789.9
Adjusted EBITDA[1]	1,510.9	53.9	2.3	(7.8)	1,559.3

Depreciation and amortization					648.5
Financial expenses					302.0
Loss on valuation and translation of financial instruments					2.1
Restructuring of operations, litigation and other items					28.5
Impairment of goodwill and intangible assets					40.9
Loss on debt refinancing					7.3
Income before income taxes					$530.0

Additions to property, plant and equipment	$613.7	$37.2	$3.5	$0.1	$654.5
Additions to intangible assets	125.6	7.5	3.5	3.2	139.8

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is referred to as a non-International Financial Reporting Standards (“IFRS”) measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations, litigation and other items, gain on sale of spectrum licences, impairment of goodwill and intangible assets, loss on debt refinancing, income taxes and income from discontinued operations